Income Taxes (Tables)	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations

Profit and loss from continuing operation before income taxes was taxable to Norway and significant components of current and deferred income tax expense attributable to income from continuing operations for the three and nine months ended September 30, 2016 and 2015 as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(US $ in thousands)	2016	2015	2016	2015
Income before income taxes	$19,360	$8,802	$41,607	$22,881
Income tax (expense)	(3)	—	(9)	(6)
Effective tax rate	0%	0%	0%	0%